Related Party Transactions - Related Party Expenses (Details) - Affiliated Entities - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Total related party costs	$ 2,075	$ 2,769	$ 11,584	$ 11,311	$ 13,254
Cost of services
Related Party Transaction [Line Items]
Total related party costs	278	574	2,189	1,859	4,122
Related party expenses
Related Party Transaction [Line Items]
Total related party costs	$ 1,797	$ 2,195	$ 9,395	$ 9,452	$ 9,132